Morgan Creek Tactical Allocation Fund
MORGAN CREEK TACTICAL ALLOCATION FUND - SUMMARY
Investment Objective
The Fund’s investment objective is to provide long-term total investment returns (capital gains plus income).
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy, sell or hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Morgan Creek Tactical Allocation Fund. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions: Class A Shares” on page 19 of the prospectus.

SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees Morgan Creek Tactical Allocation Fund (USD $)		Class A shares	Class C shares	Class I shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of offering price)	[1]	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	[2]	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a % of offering price)		none	none	none
Short-Term Redemption Fee (as a % of amount redeemed, if applicable)		none	none	none
Maximum Account Fee		none	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value ("NAV") for $1 million or more that are subsequently redeemed within 12 months of purchase.
[2]	Class C shares are subject to a CDSC of 1.00% for redemptions within twelve months of investing.

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Morgan Creek Tactical Allocation Fund		Class A shares	Class C shares	Class I shares
Management Fee		0.75%	0.75%	0.75%
Distribution/Service (12b-1) Fee		0.25%	1.00%	none
Other Expenses	[1]	0.90%	0.90%	0.90%
Acquired Fund Fees and Expenses		0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses		2.09%	2.84%	1.84%
Fee Waiver and Expense Reimbursement	[2]	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[3]	2.09%	2.84%	1.84%
[1]	Other Expenses are estimated for the Fund for the current fiscal year and are based on Fund assets of $40,000,000.
[2]	The Adviser has contractually agreed to limit the expenses of the Fund through August 15, 2014, to 2.00% for Class A, 2.75% for Class C, and 1.75% for Class I of average net assets, computed on a daily basis. The Adviser will pay all expenses, excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, in excess of such limitation. Acquired Fund Fees and Expenses are also excluded from this contractual limitation. The Adviser may rescind this contractual limitation on expenses any time after August 15, 2014.
[3]	Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement excluding Acquired Fund Fees and Expenses would be 1.90% for Class A, 2.65% for Class C, and 1.65% for Class I.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses (as a percentage of net assets) remained the same. The example reflects the contractual fee waivers and reimbursements through August 15, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses, assuming you sold your shares at the end of each period

Expense Example Morgan Creek Tactical Allocation Fund (USD $)	1 Year	3 Years
Class A shares	875	1,192
Class C shares	387	880
Class I shares	187	579

Expenses, assuming you kept your shares
Expense Example, No Redemption Morgan Creek Tactical Allocation Fund (USD $)	1 Year	3 Years
Class A shares	775	1,192
Class C shares	287	880
Class I shares	187	579

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

To achieve the Fund’s investment objective, Morgan Creek Capital Management, LLC (the “Adviser”) will incorporate a broad set of global strategies that allow for the tactical allocation of Fund assets across multiple markets, asset classes, geographies and sectors in response to changing market and economic conditions. The Fund will invest in an actively managed portfolio of global securities with the goal of achieving a lower level of volatility than traditional equity benchmarks. This broad diversification will enable an opportunistic approach to investing the Fund’s assets and attempt to mitigate overall portfolio risk by limiting the impact of any single investment decision on the Fund’s total return. Allocation decisions will be driven by the Adviser’s views on various macroeconomic conditions, including, but not limited to, corporate profits, interest rates, inflation, demographic trends, sovereign debt levels and the outlook for global capital markets. The Adviser may allocate portfolio holdings across asset classes and investment strategies at its discretion and without limitations. The Fund anticipates that the weighting in international securities (i.e., securities issued by corporations and other entities that are located, headquartered, incorporated or otherwise organized outside the U.S.) will exceed 40% of the portfolio assets under normal economic conditions (however, the Adviser may determine that conditions warrant a lower level of exposure). The Fund may use leverage through bank borrowing, reverse repurchase agreements or other transactions or arrangements. In extreme market conditions, portfolio holdings may move to a more defensive posture and the allocations may differ significantly from those described above.

Under normal circumstances, the Fund’s portfolio will contain a mix of equity and fixed income securities. The Fund may invest in private investment funds (often called hedge funds). However, at certain times, the market environment may dictate that the Fund emphasize equities or bonds, or may require the use of other securities, including, but not limited to, cash equivalents.

Equity investments will be made in domestic, international and emerging markets and may include common stock, preferred stock, convertible securities, warrants exchange-traded funds (“ETFs”) and mutual funds focused on equity securities. Also, the Fund may invest up to 50% of its assets in options, futures and convertible securities. Investments in foreign securities may include American Depository Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”).

Fixed income investments will be made in domestic, international and emerging markets, and may include debt instruments issued by governments, agencies or corporations that may have varying maturities, fixed rate and floating rate instruments, structured notes, bank loans, inflation-linked bonds and distressed securities. Fixed income investments may be denominated in various currencies. The Fund may buy and sell futures contracts and options on those futures contracts.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund’s shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. There can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund, any one of which could adversely affect the Fund’s NAV and total return, are set forth below.

Allocation Risk. The Fund could lose money as a result of less than optimal or poor asset allocation decisions.

Convertible Securities Risk. Convertible securities share investment characteristics of both fixed income and equity securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The value of these securities tends to vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also tends to exhibit greater volatility than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Fund could lose money if the issuer of a convertible security is unable to meet is financial obligations or goes bankrupt.

Credit Risk. It is possible that the issuer of a security will not be able to make payments of interest and principal when due or may default on its obligations.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Fluctuations in the values of derivative instruments may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative’s value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. To the extent the judgment of the Adviser as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Distressed Company Risk. Securities of distressed companies are speculative in nature and involve substantial risks. Distressed companies are also subject to greater levels of issuer, credit, and liquidity risk than a portfolio that does not invest in such securities.

Emerging Market Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Equity Securities Risk. Equity securities may experience significant volatility and in certain periods may significantly underperform other types of securities. An adverse event may depress the price of a particular equity security. Prices of equity securities in general are sensitive to general movements in the stock markets and may fluctuate for many reasons, including investor perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting issuers occur.

Fixed Income Securities Risk. The value of fixed income securities could be affected by the credit quality of the issuer and interest rate fluctuations. When interest rates decline, the value of fixed rate securities can be expected to rise. Conversely, when interest rates rise, the value of fixed rate securities can be expected to decline. Recent adverse conditions in the credit markets may cause interest rates to rise. Fixed income securities are also subject to credit risk that the issuer will unable to repay the interest and principal in a timely manner. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected.

Foreign Currency Risk. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

Foreign Securities Risk. Foreign equity securities, including ADRs, involve special risks not usually associated with investing in securities of U.S. companies or the U.S. government, including fluctuations in the rate of exchange between currencies and costs associated with currency conversion, market liquidity, and uncertain political and legal government policies that may restrict the Fund’s investment opportunities. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. In the event of nationalization, expropriation or other confiscation or capital controls, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. In addition, brokerage and transactions costs are generally higher for foreign securities than for U.S. investments.

Investment Company Risk. An investment in the Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. An investor in the Fund will pay both the Fund’s expenses and, indirectly, the management fees and other expense of the underlying funds. To the extent that the Fund is invested in underlying funds, including ETFs and open- and closed-end mutual funds, the Fund’s performance will be closely related to the risks associated with the securities and other investments held by the underlying funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the underlying funds to achieve their investment objectives.

Leverage Risk. Certain transactions or arrangements of the Fund, such as investment in derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged. To mitigate leveraging risk, the Adviser will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligation to meet segregation requirements when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s securities.

Options and Futures Risk. The A futures contract is a contract to buy or sell a security at an agreed price on a specified future date. Depending on the change in value of the security between the time when the Fund enters into and closes out a future or option transaction, the Fund realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the security will not correlate precisely with changes in the value of the security. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Fund and the return of the security. In addition, the Fund incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Fund and the return of the security. Because the secondary market for futures contracts and options may be illiquid, the Fund may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Fund.

Private Investment Fund Risk. Investment in private investment funds involves the same types of risks associated with an investment in any operating company. However, securities issued by private investment funds may be more illiquid than securities issued by other funds generally because the private funds’ underlying investments tend to be less liquid than other types of investments.

Short-Term Investments Risk. The value of the Fund’s investment in short-term interest-bearing investments will vary from day-to-day, depending on short-term interest rates.

Performance
As of the date of this Prospectus, the Fund has not commenced operations. Performance history will be available for the Fund after it has completed its first calendar year of operations.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug 14, 2013
Registrant Name	dei_EntityRegistrantName	MORGAN CREEK SERIES TRUST
CIK	dei_EntityCentralIndexKey	0001559098
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Aug 14, 2013
Effective Date	dei_DocumentEffectiveDate	Aug 15, 2013
Prospectus Date	rr_ProspectusDate	Aug 15, 2013
Morgan Creek Tactical Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	MORGAN CREEK TACTICAL ALLOCATION FUND - SUMMARY
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide long-term total investment returns (capital gains plus income).
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy, sell or hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Morgan Creek Tactical Allocation Fund. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions: Class A Shares” on page 19 of the prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-15
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Morgan Creek Tactical Allocation Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund for the current fiscal year and are based on Fund assets of $40,000,000.
Example, heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses (as a percentage of net assets) remained the same. The example reflects the contractual fee waivers and reimbursements through August 15, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses, assuming you sold your shares at the end of each period

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	Expenses, assuming you kept your shares
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To achieve the Fund’s investment objective, Morgan Creek Capital Management, LLC (the “Adviser”) will incorporate a broad set of global strategies that allow for the tactical allocation of Fund assets across multiple markets, asset classes, geographies and sectors in response to changing market and economic conditions. The Fund will invest in an actively managed portfolio of global securities with the goal of achieving a lower level of volatility than traditional equity benchmarks. This broad diversification will enable an opportunistic approach to investing the Fund’s assets and attempt to mitigate overall portfolio risk by limiting the impact of any single investment decision on the Fund’s total return. Allocation decisions will be driven by the Adviser’s views on various macroeconomic conditions, including, but not limited to, corporate profits, interest rates, inflation, demographic trends, sovereign debt levels and the outlook for global capital markets. The Adviser may allocate portfolio holdings across asset classes and investment strategies at its discretion and without limitations. The Fund anticipates that the weighting in international securities (i.e., securities issued by corporations and other entities that are located, headquartered, incorporated or otherwise organized outside the U.S.) will exceed 40% of the portfolio assets under normal economic conditions (however, the Adviser may determine that conditions warrant a lower level of exposure). The Fund may use leverage through bank borrowing, reverse repurchase agreements or other transactions or arrangements. In extreme market conditions, portfolio holdings may move to a more defensive posture and the allocations may differ significantly from those described above.

Under normal circumstances, the Fund’s portfolio will contain a mix of equity and fixed income securities. The Fund may invest in private investment funds (often called hedge funds). However, at certain times, the market environment may dictate that the Fund emphasize equities or bonds, or may require the use of other securities, including, but not limited to, cash equivalents.

Equity investments will be made in domestic, international and emerging markets and may include common stock, preferred stock, convertible securities, warrants exchange-traded funds (“ETFs”) and mutual funds focused on equity securities. Also, the Fund may invest up to 50% of its assets in options, futures and convertible securities. Investments in foreign securities may include American Depository Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”).

Fixed income investments will be made in domestic, international and emerging markets, and may include debt instruments issued by governments, agencies or corporations that may have varying maturities, fixed rate and floating rate instruments, structured notes, bank loans, inflation-linked bonds and distressed securities. Fixed income investments may be denominated in various currencies. The Fund may buy and sell futures contracts and options on those futures contracts.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund’s shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. There can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund, any one of which could adversely affect the Fund’s NAV and total return, are set forth below.

Allocation Risk. The Fund could lose money as a result of less than optimal or poor asset allocation decisions.

Convertible Securities Risk. Convertible securities share investment characteristics of both fixed income and equity securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The value of these securities tends to vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also tends to exhibit greater volatility than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Fund could lose money if the issuer of a convertible security is unable to meet is financial obligations or goes bankrupt.

Credit Risk. It is possible that the issuer of a security will not be able to make payments of interest and principal when due or may default on its obligations.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Fluctuations in the values of derivative instruments may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative’s value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. To the extent the judgment of the Adviser as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Distressed Company Risk. Securities of distressed companies are speculative in nature and involve substantial risks. Distressed companies are also subject to greater levels of issuer, credit, and liquidity risk than a portfolio that does not invest in such securities.

Emerging Market Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Equity Securities Risk. Equity securities may experience significant volatility and in certain periods may significantly underperform other types of securities. An adverse event may depress the price of a particular equity security. Prices of equity securities in general are sensitive to general movements in the stock markets and may fluctuate for many reasons, including investor perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting issuers occur.

Fixed Income Securities Risk. The value of fixed income securities could be affected by the credit quality of the issuer and interest rate fluctuations. When interest rates decline, the value of fixed rate securities can be expected to rise. Conversely, when interest rates rise, the value of fixed rate securities can be expected to decline. Recent adverse conditions in the credit markets may cause interest rates to rise. Fixed income securities are also subject to credit risk that the issuer will unable to repay the interest and principal in a timely manner. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected.

Foreign Currency Risk. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

Foreign Securities Risk. Foreign equity securities, including ADRs, involve special risks not usually associated with investing in securities of U.S. companies or the U.S. government, including fluctuations in the rate of exchange between currencies and costs associated with currency conversion, market liquidity, and uncertain political and legal government policies that may restrict the Fund’s investment opportunities. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. In the event of nationalization, expropriation or other confiscation or capital controls, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. In addition, brokerage and transactions costs are generally higher for foreign securities than for U.S. investments.

Investment Company Risk. An investment in the Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. An investor in the Fund will pay both the Fund’s expenses and, indirectly, the management fees and other expense of the underlying funds. To the extent that the Fund is invested in underlying funds, including ETFs and open- and closed-end mutual funds, the Fund’s performance will be closely related to the risks associated with the securities and other investments held by the underlying funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the underlying funds to achieve their investment objectives.

Leverage Risk. Certain transactions or arrangements of the Fund, such as investment in derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged. To mitigate leveraging risk, the Adviser will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligation to meet segregation requirements when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s securities.

Options and Futures Risk. The A futures contract is a contract to buy or sell a security at an agreed price on a specified future date. Depending on the change in value of the security between the time when the Fund enters into and closes out a future or option transaction, the Fund realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the security will not correlate precisely with changes in the value of the security. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Fund and the return of the security. In addition, the Fund incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Fund and the return of the security. Because the secondary market for futures contracts and options may be illiquid, the Fund may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Fund.

Private Investment Fund Risk. Investment in private investment funds involves the same types of risks associated with an investment in any operating company. However, securities issued by private investment funds may be more illiquid than securities issued by other funds generally because the private funds’ underlying investments tend to be less liquid than other types of investments.

Short-Term Investments Risk. The value of the Fund’s investment in short-term interest-bearing investments will vary from day-to-day, depending on short-term interest rates.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The Fund’s shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not commenced operations. Performance history will be available for the Fund after it has completed its first calendar year of operations.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not commenced operations. Performance history will be available for the Fund after it has completed its first calendar year of operations.
Morgan Creek Tactical Allocation Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAGTX
Maximum Sales Charge (Load) imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (Load) (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Short-Term Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.90%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.09%	[5]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	875
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,192
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	775
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,192
Morgan Creek Tactical Allocation Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCGTX
Maximum Sales Charge (Load) imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Short-Term Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.90%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.84%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.84%	[5]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	387
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	880
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	287
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	880
Morgan Creek Tactical Allocation Fund | Class I shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGTX
Maximum Sales Charge (Load) imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Short-Term Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.90%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.84%	[5]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	187
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	579
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	579

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value ("NAV") for $1 million or more that are subsequently redeemed within 12 months of purchase.
[2]	Class C shares are subject to a CDSC of 1.00% for redemptions within twelve months of investing.
[3]	Other Expenses are estimated for the Fund for the current fiscal year and are based on Fund assets of $40,000,000.
[4]	The Adviser has contractually agreed to limit the expenses of the Fund through August 15, 2014, to 2.00% for Class A, 2.75% for Class C, and 1.75% for Class I of average net assets, computed on a daily basis. The Adviser will pay all expenses, excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, in excess of such limitation. Acquired Fund Fees and Expenses are also excluded from this contractual limitation. The Adviser may rescind this contractual limitation on expenses any time after August 15, 2014.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement excluding Acquired Fund Fees and Expenses would be 1.90% for Class A, 2.65% for Class C, and 1.65% for Class I.